CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
CONVERTIBLE NOTES PAYABLE.
CONVERTIBLE NOTES PAYABLE

NOTE 4 – CONVERTIBLE NOTES PAYABLE

On October 2, 2020, Quoin Inc. commenced an offering of promissory notes (the “2020 Notes” or “Convertible Notes Payable”) and warrants.Based upon the terms agreed to in March 2021 in the Primary Financing (see Note 5), the 2020 Notes were mandatorily convertible into 432 ADSs in the Primary Financing, subject to adjustment. Such notes were converted to equity in 2021.

The holders also received warrants exercisable at any time after the issuance date for 2,449 ADSs at an initial exercise price of $597 per ADS. At the time of grant, the Company determined that these warrants met the criteria to be recorded as a liability instrument. Effective March 13, 2022, each holder agreed to exchange these warrants for warrants on the substantially same terms as the Investor Exchange Warrants (See Note 5) with the same number of shares issuable upon the exercise of an Exchange Warrant as upon the exercise of the original warrant and the same exercise price with a contractual term of 5 years (the “Noteholder Warrants”).

The Noteholder Warrants have been determined to have equity classification. The change in the fair value of the warrants through the exchange date was included in other income (expense) in the accompanying statement of operations, and then reclassified from liability to additional paid in capital. On July 14, 2022, as a result of the Altium Agreement (see Note 5), the exercise price of the Noteholder Warrants was reduced to $0 and the 2020 Noteholders subsequently exercised all of their warrants. The change in the exercise price of the Noteholder Warrants resulted in a deemed dividend of approximately $65,000 recorded during the year ended December 31, 2022.

The ADSs issued to the 2020 Noteholders did not include the accrued interest which was estimated to be approximately $744,000 at December 31, 2021 of which $312,000 was paid to two of the five 2020 Noteholders during the year ended December 31, 2022. Based on the terms of the cash settlement with these two 2020 Noteholders, the Company’s estimate of the liability to the remaining three 2020 Noteholders was increased to $1,146,000.

Interest expense, at the stated interest rate, recognized in the year ended December 31, 2022 and 2021 was approximately $-0- and $202,000, respectively.